Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Goodwill	$ 32,712	$ 46,645
Section 174 Research & Development Expenses	155,025	202,820
Net operating loss carry forwards	4,594,902	4,952,772
Total non-current deferred tax assets	4,782,639	5,202,237
Non-current deferred tax liabilities
Property and equipment	(7,274)	(13,575)
Total non-current deferred tax liabilities	(7,274)	(13,575)
Net deferred taxes	4,775,365	5,188,662
Less: Valuation Allowance	(4,775,365)	(5,188,662)
Net deferred taxes